Cover Page	12 Months Ended
Nov. 30, 2022 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	THERATECHNOLOGIES INC.
Entity Central Index Key	0001512717
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Current Fiscal Year End Date	--11-30
Document Registration Statement	false
Document Annual Report	true
Entity Common Stock, Shares Outstanding	96,806,299
Title of 12(b) Security	Common Shares
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Trading Symbol	THTX
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity File Number	001-35203
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	98-0618426
Entity Address, Address Line One	2015 Peel Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3A 1T8
City Area Code	514
Local Phone Number	336-7800
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG, LLP
Auditor Firm ID	85
Auditor Location	Montreal, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940